Basis of consolidation and Presentation - Summary of Company's Main Operating Subsidiaries (Details)	Dec. 31, 2024	Dec. 31, 2023
Badurey S.A.
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Ownership percentage	100.00%	100.00%
Click Hoteles.com LLC
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Ownership percentage	100.00%	100.00%
Decolar.com Ltda.
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Ownership percentage	100.00%	100.00%
Decolar.com, Inc.
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Ownership percentage	100.00%	100.00%
Despegar Colombia S.A.S.
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Ownership percentage	100.00%	100.00%
Despegar Ecuador S.A.
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Ownership percentage	100.00%	100.00%
Despegar.com Chile SpA
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Ownership percentage	100.00%	100.00%
Despegar.com México S.A. de C.V.
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Ownership percentage	100.00%	100.00%
Despegar.com Peru S.A.C.
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Ownership percentage	100.00%	100.00%
Despegar.com USA, Inc.
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Ownership percentage	100.00%	100.00%
Despegar.com.ar S.A.
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Ownership percentage	100.00%	100.00%
DFinance Holding Ltda.
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Ownership percentage	100.00%	100.00%
Holidays S.A.
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Ownership percentage	100.00%	100.00%
Jamiray International S A
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Ownership percentage	100.00%	100.00%
Koin (BVI) Limited
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Ownership percentage	100.00%	100.00%
Xirex Contigo Sapi De CV Sofom ENR
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Ownership percentage	100.00%	100.00%
Ruselmy S.A.
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Ownership percentage	100.00%	100.00%
Koin Administradora de Cartões e Meios de Pagamento S.A.
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Ownership percentage	100.00%	100.00%
Rivamor S.A.
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Ownership percentage	100.00%	100.00%
Ruotej S.A.
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Ownership percentage	100.00%	100.00%
Satylca S.C.A.
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Ownership percentage	100.00%	100.00%
Servicios Online 3351 de Venezuela C.A.
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Ownership percentage	100.00%	100.00%
South Net Chile, SpA
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Ownership percentage	0.00%	100.00%
South-Net Turismo S.A.U.
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Ownership percentage	100.00%	100.00%
Transporturist S A de C V
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Ownership percentage	0.00%	100.00%
Travel Reservations S.R.L.
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Ownership percentage	100.00%	100.00%
Viajes Beda, S.A. de C.V.
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Ownership percentage	100.00%	100.00%